INTANGIBLE ASSETS - Summary of reconciliation of intangible assets (Details) $ in Millions	Dec. 31, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 209
Ending balance	$ 15